GENERAL	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
GENERAL

Ship Finance International Limited ("Ship Finance" or the "Company") is an international ship and offshore asset owning and chartering company, incorporated in October 2003 in Bermuda as a Bermuda exempted company under Bermuda Companies Law of 1981. The Company's ordinary shares are listed on the New York Stock Exchange under the symbol "SFL". The Company is primarily engaged in the ownership, operation and chartering out of vessels and offshore related assets on medium and long-term charters.

The Company was incorporated as a subsidiary of Frontline Ltd. ("Frontline") for the purpose of acquiring a fleet of crude oil tankers from Frontline. Since then, in addition to tankers acquired from Frontline, the Company has acquired vessels of other types, in line with its strategy to expand and diversify. As of December 31, 2012, the Company owned 18 very large crude oil carriers ("VLCCs"), eight Suezmax crude oil carriers, one oil/bulk/ore carrier ("OBO"), five Supramax drybulk carriers, six Handysize drybulk carriers, nine container vessels, two car carriers, one jack-up drilling rig, three ultra-deepwater drilling units, six offshore supply vessels and two chemical tankers. The above includes the Suezmax tankers Glorycrown and Everbright, which are subject to sales-type lease agreements, and one non-double hull VLCC, one Suezmax tanker and one OBO, which were delivered to their new owners in January, February and March 2013, respectively. The three ultra-deepwater drilling units referred to above are owned by two wholly-owned subsidiaries of the Company that are accounted for using the equity method (see Note 16). Two further wholly-owned subsidiaries accounted for using the equity method have chartered-in two container vessels on a long-term bareboat basis. In addition, as at December 31, 2012, the Company has contracted to acquire one newbuilding Handysize drybulk carrier, which was delivered in March 2013, and four newbuilding container vessels, scheduled to be delivered in 2013 and 2014.

Since its incorporation in 2003 and public listing in 2004, Ship Finance has established itself as a leading international ship and offshore asset owning and chartering company, expanding both its asset and customer base.